Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations and Comprehensive Loss - Parent [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
OPERATING EXPENSES
General and administrative	¥ (4,400,226)	$ (621,264)	¥ (7,372,851)	¥ (10,704,897)
Research and development			(242,803,298)	(27,394,359)
Stock compensation	(55,171,257)	(7,789,580)	(6,447,471)	(10,582,557)
Total operating expenses	(59,571,483)	(8,410,844)	(256,623,620)	(48,681,813)
LOSS FROM OPERATIONS	(59,571,483)	(8,410,844)	(256,623,620)	(48,681,813)
OTHER INCOME (EXPENSE)
Investment income (loss)	8,645,424	1,220,640	(29,052,387)	2,491,671
Interest income	3,697,152	521,998	78,931	2,408
Finance expense	(100,698)	(14,217)	(22,526)	(21,282)
Other income (expense), net			3,452,034	503,806
Equity income (loss) of subsidiaries	(80,972,615)	(11,432,450)	(75,563,525)	(190,267,969)
Total other income (expense), net	(68,730,737)	(9,704,029)	(101,107,473)	(187,291,366)
NET LOSS ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	(128,302,220)	(18,114,873)	(357,731,093)	(235,973,179)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	66,841,729	9,437,323	47,403,782	(19,536,206)
COMPREHENSIVE LOSS ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	¥ (61,460,491)	$ (8,677,550)	¥ (310,327,311)	¥ (255,509,385)